Shareholder Report, Average Annual Return (Details)	12 Months Ended	44 Months Ended	60 Months Ended	72 Months Ended	80 Months Ended	84 Months Ended	104 Months Ended	116 Months Ended	120 Months Ended
	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025
C000018021 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	31.85%		2.57%						7.00%
C000018023 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	32.01%		2.77%						7.22%
C000189777 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	32.21%		2.92%				6.42%
C000018022 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	23.89%		1.10%						6.10%
C000018024 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	30.43%		1.54%						5.93%
C000055528 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	31.11%		2.05%						6.46%
C000189779 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	32.10%		2.77%				6.26%
C000131622 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	32.18%		2.91%						7.36%
C000236495 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	33.39%	8.06%
C000018025 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.25%		7.59%						10.83%
C000018027 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.44%		7.80%						11.05%
C000189780 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.68%		7.97%				12.25%
C000018026 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.50%		6.07%						9.91%
C000018030 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.17%		6.53%						9.74%
C000018031 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.72%		7.07%						10.28%
C000189781 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.52%		7.82%				12.09%
C000131623 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.71%		7.97%						11.22%
C000167113 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.96%		1.35%					7.63%
C000167114 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.14%		1.54%					7.84%
C000167115 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.32%		(0.10%)					6.70%
C000167116 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.91%		0.34%					6.56%
C000167117 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.41%		0.84%					7.09%
C000167118 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.29%		1.70%					8.00%
C000212502 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.15%		2.45%		8.09%
C000167125 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.76%		4.51%					11.90%
C000167126 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.95%		4.72%					12.13%
C000167127 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.57%)		3.01%					10.94%
C000167128 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.71%		3.46%					10.79%
C000167129 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.21%		3.98%					11.34%
C000167130 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.07%		4.87%					12.29%
C000018035 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.88%		2.28%						5.90%
C000018037 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.14%		2.49%						6.12%
C000189783 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.32%		2.64%				7.18%
C000018036 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.27%		0.82%						5.02%
C000018040 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.79%		1.27%						4.85%
C000018041 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.37%		1.77%						5.38%
C000189784 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.13%		2.49%				7.02%
C000131624 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.34%		2.63%						6.27%
C000236496 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.30%	4.64%
C000018042 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	23.21%		2.13%						6.46%
C000018043 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	23.53%		2.34%						6.67%
C000088079 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.82%		0.67%						5.56%
C000088080 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	21.96%		1.12%						5.40%
C000088081 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	22.65%		1.62%						5.93%
C000152811 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	18.13%		2.90%						6.20%
C000152812 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	19.86%		4.40%						7.52%
C000018052 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	33.75%		11.69%						7.25%
C000018053 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	34.11%		11.90%						7.46%
C000018054 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	25.77%		10.10%						6.35%
C000018056 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	32.56%		10.58%						6.19%
C000018057 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	33.06%		11.11%						6.71%
C000131625 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	34.17%		12.07%						7.62%
C000236497 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	35.29%	14.31%
C000205778 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	31.67%		11.35%			7.05%
C000216231 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	31.94%		11.58%	7.60%
C000216232 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	23.85%		9.76%	6.07%
C000216233 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	30.89%		10.79%	6.83%
C000216230 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	32.11%		11.75%	7.77%
C000205779 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	33.08%		12.65%			8.36%
Without Sales Load [Member] | C000018022 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	31.45%		2.31%						6.73%
Without Sales Load [Member] | C000018026 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.00%		7.34%						10.56%
Without Sales Load [Member] | C000167115 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.68%		1.09%					7.36%
Without Sales Load [Member] | C000167127 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.43%		4.24%					11.62%
Without Sales Load [Member] | C000018036 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.63%		2.02%						5.64%
Without Sales Load [Member] | C000088079 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	22.89%		1.87%						6.19%
Without Sales Load [Member] | C000018054 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	33.44%		11.42%						6.98%
Without Sales Load [Member] | C000216232 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	31.41%		11.07%	7.12%
MSCI Emerging Markets [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	29.51%		5.06%				6.74%		7.85%
MSCI Emerging Markets (Inception Date 4/10/2017) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	29.51%		5.06%				6.74%
MSCI Emerging Markets (Inception Date 4/1/22) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	29.51%	7.65%
MSCI ACWI [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	18.21%		11.97%						11.41%
MSCI ACWI (Inception Date 4/10/2017) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	18.21%		11.97%				11.72%
MSCI ACWI ex USA (Inception Date 3/29/2016) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	26.04%		8.41%					8.61%
MSCI ACWI ex USA (Inception Date 4/1/2019) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	26.04%		8.41%		8.39%
MSCI ACWI (Inception Date 3/29/2016) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	18.21%		11.97%					12.10%
MSCI EAFE [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	24.50%		9.27%						7.72%
MSCI EAFE Growth [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.39%		5.06%						7.15%
MSCI EAFE (Inception Date 4/10/2017) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	24.50%		9.27%				8.22%
MSCI EAFE Growth (Inception Date 4/10/2017) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.39%		5.06%				7.80%
MSCI EAFE (Inception Date 4/1/2022) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	24.50%	10.22%
MSCI EAFE Growth (Inception Date 4/1/2022) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.39%	6.36%
MSCI ACWI ex USA [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	26.04%		8.41%						7.89%
MSCI EAFE (Inception Date 3/19/2015) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	24.50%		9.27%						7.72%
MSCI ACWI ex USA (Inception Date 12/6/2018) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	26.04%		8.41%			9.37%
MSCI ACWI ex USA (Inception Date 12/3/2019) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	26.04%		8.41%	8.72%
MSCI ACWI Small Cap (Inception Date 3/29/2016) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.34%		8.64%					9.59%
MSCI ACWI ex USA Small Cap Growth [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	21.83%		5.22%						7.34%
MSCI EAFE Small Cap (Inception Date 3/19/15) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	25.94%		6.55%						7.33%
MSCI EAFE Value [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	34.10%		13.42%						8.03%
MSCI EAFE Value (Inception Date 4/1/2022) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	34.10%	14.07%